Document and Entity Information	Feb. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2021
Entity Registrant Name	SYNDAX PHARMACEUTICALS, INC.
Entity Central Index Key	0001395937
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-37708
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	32-0162505
Entity Address, Address Line One	35 Gatehouse Drive
Entity Address, Address Line Two	Building D
Entity Address, Address Line Three	Floor 3
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	419-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	SNDX
Security Exchange Name	NASDAQ